CONSOLIDATED STATEMENT OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 1,375,663	$ 211,435	¥ (56,707)	¥ 174,637
Adjustments to reconcile net income (loss) to net cash from operating activities
Depreciation of property and equipment	45,156	6,940	46,455	26,002
Amortization of intangible assets	91,145	14,009	116,903	120,834
Provision for doubtful accounts	5,675	872	55,152	13,188
Impairment of goodwill and intangible assets	38,862	5,973	2,889	49,882
Impairment of investments	275,026	42,271	141,069	34,728
Foreign currency exchange loss	10,634	1,634	4,645	2,904
Loss (Gain) on disposal of property and equipment and intangible assets	(670)	(103)	(5,279)	4,786
Gain on disposal of a subsidiary/VIE's subsidiary	(232,673)	(35,761)	(28,071)
Gain on disposal/deemed disposal of investments	(953,345)	(146,526)	(55,684)	(44,281)
Settlement and changes in fair value of contingent consideration	9,014	1,385	3,377	(7,011)
Changes in fair value of financial assets	(12,959)	(1,992)	94	(22)
Loss (Gain) from equity method investments	(495)	(76)	11,363	12,144
Gain on dividends received from cost method investees	(58,741)	(9,028)	(123)	(700)
Gain on settlement of consideration of business combination	(3,383)	(520)
Deferred income tax benefits	(25,306)	(3,889)	(53,432)	(7,080)
Share-based compensation expenses	73,316	11,268	306,149	315,740
Changes in operating assets and liabilities
Restricted cash	(17,424)	(2,678)	(3,790)	(378)
Accounts receivable	(63,517)	(9,762)	26,067	(308,570)
Prepayments and other current assets	(179,286)	(27,556)	(180,833)	(161,830)
Due from related parties	(15,884)	(2,441)	15,353	(43,332)
Other non-current assets	(4,042)	(621)	(217)	(2,727)
Accounts payable	(10,346)	(1,590)	50,231	28,864
Accrued expenses and other current liabilities	202,773	31,166	2,489	654,138
Due to related parties	11,307	1,738	14,203	52,373
Income tax payable	39,353	6,048	(14,752)	22,589
Other non-current liabilities	21,202	3,259		10,909
Net cash provided by operating activities	621,055	95,455	397,551	948,487
Cash flows from investing activities
Purchase of property and equipment	(19,383)	(2,979)	(74,161)	(61,901)
Purchase of intangible assets	(6,507)	(1,000)	(43,530)	(34,590)
Purchase of cost method investments	(329,898)	(50,704)	(304,687)	(399,522)
Purchase of available-for-sale securities	(221)	(34)	(6,647)
Purchase of equity method investments	(54,516)	(8,379)	(6,542)	(107,131)
Purchase of short-term investments	(2,000,669)	(307,497)	(915,963)	(481,207)
Proceeds from maturity of short-term investments	940,826	144,602	590,566	901,364
Acquisition of business, net of cash acquired	2,002	308	(326,168)	(249,424)
Dividends from cost method investees	58,741	9,028	96
Proceeds from disposal of a subsidiary/VIE's subsidiary	152,653	23,462	8,184
Proceeds from disposal of property and equipment and intangible assets	1,426	219	60	3,810
Proceeds from disposal of available-for-sale securities			49,565	68,162
Proceeds and deposits from disposal of equity method investments	26,930	4,139	16,125	13,000
Proceeds and advance from disposal of cost method investments	1,109,614	170,544	32,694
Entrusted loan to related parties	(108,671)	(16,702)	(13,000)
Entrusted loan to third parties	(34,097)	(5,241)		(3,000)
Repayment of entrusted loans from related parties	109,671	16,856	6,031
Repayment of entrusted loans from a third party			3,000
Repayment of entrusted loans from an investor of an equity investee			1,574	9,000
Net cash used for investing activities	(152,099)	(23,378)	(982,803)	(341,439)
Cash flows from financing activities
Proceeds from bank loans			332,078	127,332
Repayment for bank loans	(138,656)	(21,311)	(8,873)
Restricted cash for bank loans			(39,190)	(25,466)
Proceeds and advance from exercise of restricted shares with an option feature	23,929	3,678	37,329	4,092
Proceeds from a related party	19,759	3,037
Settlement of contingent consideration	(28,415)	(4,367)	(30,871)	(27,706)
Share repurchase			(178,991)
Capital contribution from noncontrolling shareholders	11,905	1,829		3,375
Payment of withholding tax for dividend to noncontrolling shareholders	(2,700)	(415)
Proceeds from issuance of redeemable noncontrolling interests	635,795	97,720
Purchase of shares from noncontrolling shareholders	(16,189)	(2,488)	(8,007)
Net cash provided by financing activities	505,428	77,683	103,475	81,627
Effect of exchange rate changes on cash and cash equivalents	(67,896)	(10,436)	49,544	38,820
Net increase (decrease) in cash and cash equivalents	906,488	139,324	(432,233)	727,495
Cash and cash equivalents at beginning of the year	1,411,000	216,867	1,843,233	1,115,738
Cash and cash equivalents at end of the year	2,317,488	356,191	1,411,000	1,843,233
Supplemental disclosures
Income taxes paid	(7,695)	(1,183)	(67,962)	(24,526)
Interest expense paid	(11,988)	(1,843)	(7,306)	(547)
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other liabilities	30,530	4,692	10,902	43,785
Acquisition of investments included in accrued expenses and other liabilities				8,351
Disposal of a subsidiary included in prepayments and other current assets	93,071	14,305
Disposal of investments included in prepayments and other current assets	47,818	7,349	22,143
Contingent consideration payable for business acquisitions			¥ 25,067	23,338
Non-cash acquisition of cost method investments	329,710	50,675		64,110
Non-cash acquisition of business	¥ 6,944	$ 1,067		¥ 23,309